Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STRATUS FUND INC
Prospectus Date	rr_ProspectusDate	Oct. 31, 2013
Institutional Class Shares | Stratus Government Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary – Stratus Government Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Securities Portfolio seeks a high total return consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you hold shares of the Government Securities Portfolio. You will not pay any sales charges in connection with the purchase of your shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (indirect expenses that you pay each year as a percentage of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Government Securities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the portfolio are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 17.52% of the average value of the Portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.52%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual portfolio operating expenses described in this table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights for the Government Securities Portfolio appearing in this prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of an investment in the Government Securities Portfolio with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Government Securities Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The principal investment strategies for the Government Securities Portfolio include:
  Investing at least 80% of the Portfolio's assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
  Investing the remainder of the Portfolio's assets in marketable debt obligations rated within one of the four highest debt rating categories, obligations of commercial banks, repurchase agreements and money market instruments.
  Selecting securities that will provide a high total return consistent with the Portfolio's investment objective, taking into consideration both current income and the potential for appreciation of value.  This may result in the Portfolio's concentrating its investments in certain types of U.S. government securities, such as mortgage-backed securities issued or guaranteed by government agencies such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.
  Normally maintaining an average dollar weighted maturity of between three and ten years.
  Considering whether to sell a particular security when the security's price has reached or exceeded its estimated intrinsic value, the fundamentals of the security or the issuer are determined no longer to merit continued investment by the Government Securities Portfolio, the expected risk and/or return profile of the security has materially adversely changed in the opinion of the portfolio manager, the security is in an unattractive sector or industry in the opinion of the portfolio manager, or a more attractive investment opportunity is available.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Government Securities Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Prepayment Risk.  If during periods of falling interest rates an issuer of a debt security held by the Government Securities Portfolio repays a bond before its maturity date, the Government Securities Portfolio may have to reinvest these proceeds at lower rates than that received on the repaid bond.  As a result, the Government Securities Portfolio would experience a decline in income on such reinvested proceeds and lose the opportunity for additional price appreciation of such bond associated with falling interest rates.
  Issuer-Specific Risk.   The value of an individual issuer's securities can be more volatile than the market as a whole and can perform differently than the market as a whole.  Debt obligations rated the lowest of the four highest debt rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weaker capacity of the issuer to make principal and interest payments than would be the case with higher rated securities.  If after acquisition by the Government Securities Portfolio, a change in the credit quality of a debt security causes the security to fall below investment grade, the investment adviser will consider selling the security if the sale will not have an adverse effect on the Government Securities Portfolio.
  Credit Risk.  If the issuer of a debt security fails to pay interest or principal in a timely manner, the Government Securities Portfolio's return will be lower and principal may be lost.
  U.S. Government Agency Securities.  The Government Securities Portfolio invests in securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, including the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal Home Loan Banks ("FHLBs") and the Federal Farm Credit Bank ("FFCB").  U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.  Securities issued by Ginnie Mae are supported by the full faith and credit of the U.S. Treasury.  Obligations of the FHLBs, FFCB, Fannie Mae and Freddie Mac are backed by the credit of the agency or instrumentality issuing the obligation.  In September 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency to manage their daily operations.  The U.S. Government may not provide support for obligations of its agencies or instrumentalities if not obligated by law to do so.
  Mortgage-Backed Securities.  The Government Securities Portfolio invests in securities that are issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac that are backed by pools of mortgage loans.  Mortgage-backed securities are based on different types of mortgage loans, and may include "sub-prime," "alt-A" or other types of loans that carry greater repayment risks than conventional mortgages.  Because mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac are not registered under the Securities Act of 1933, information about such securities may not be as readily available as for registered securities.  Only those mortgage-backed securities that are issued by Ginnie Mae are backed by the full faith and credit of the U.S. Treasury.  During periods of declining interest rates, prepayment of the mortgages underlying the securities can be expected to accelerate, shortening the estimated average life of the security, while increasing interest rates could extend the estimated average life of the securities.  Because of the unpredictable payment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.  If the Portfolio purchases a mortgage-backed security at a premium, it may experience a loss if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments of the underlying mortgage loans.
  Credit Quality.  The Government Securities Portfolio may invest up to 20% of its assets in debt obligations rated in one of the top four rating categories by nationally recognized rating organizations such as Moody's or Standard & Poor's.  Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner.  They do not reflect any judgment of market risk and are not a recommendation to purchase, sell or hold securities.  Conflicts of interest can arise in the securities rating process since issuers or underwriters make payments to the rating agencies to determine the credit ratings for securities they issue or underwrite.  Downgrades in ratings of securities held by the Government Securities Portfolio may adversely affect the price of those securities.
  Income Risk.  Falling interest rates will cause the Portfolio's income to decline.
		When you sell shares of the Government Securities Portfolio, they could be worth less than what you paid for them. An investment in the Government Securities Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Government Securities Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Government Securities Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risk of investing in the Government Securities Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared to those of a broad measure of market performance. Returns are based on past results (before and after taxes) and are not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risk of investing in the Government Securities Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared to those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results (before and after taxes) and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart for the Government Securities Portfolio, the highest return for a quarter was 3.89% (quarter ending December 31, 2008) and the lowest return for a quarter was -1.38% (quarter ending June 30, 2004).

		The year-to-date return as of June 30, 2013 for the Government Securities Portfolio was -2.16%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Class Shares | Stratus Government Securities Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.96%	[1]
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	297
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	$ 1,143
2003	rr_AnnualReturn2003	1.50%
2004	rr_AnnualReturn2004	1.61%
2005	rr_AnnualReturn2005	0.95%
2006	rr_AnnualReturn2006	3.79%
2007	rr_AnnualReturn2007	6.44%
2008	rr_AnnualReturn2008	6.17%
2009	rr_AnnualReturn2009	3.56%
2010	rr_AnnualReturn2010	4.25%
2011	rr_AnnualReturn2011	4.78%
2012	rr_AnnualReturn2012	2.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.38%)
1 Year	rr_AverageAnnualReturnYear01	2.00%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	3.49%
Institutional Class Shares | Stratus Government Securities Portfolio | Return after Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.20%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Institutional Class Shares | Stratus Government Securities Portfolio | Return after Taxes on Distributions and Sale of Portfolio Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.02%
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Institutional Class Shares | Stratus Government Securities Portfolio | Merrill Lynch Intermediate Term Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	4.12%

[1]	The total annual portfolio operating expenses described in this table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights for the Government Securities Portfolio appearing in this prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.